Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Aerospace & Defense - 3.5%
Axon Enterprise, Inc. (A)	82,200	$ 34,909,518
FTAI Aviation Ltd.	116,534	28,550,830
General Electric Co.	298,075	84,584,743
L3 Harris Technologies, Inc.	123,849	42,746,482
		190,791,573
Automobiles - 2.2%
Tesla, Inc. (A)	314,329	116,851,806
Banks - 0.7%
Wells Fargo & Co.	448,997	35,744,651
Biotechnology - 1.6%
Natera, Inc. (A)	134,166	26,831,858
Vertex Pharmaceuticals, Inc. (A)	138,230	61,725,224
		88,557,082
Broadline Retail - 5.5%
Amazon.com, Inc. (A)	1,443,597	300,657,947
Building Products - 0.3%
Builders FirstSource, Inc. (A)	224,745	18,503,256
Capital Markets - 1.7%
Interactive Brokers Group, Inc., Class A	330,462	22,164,087
KKR & Co., Inc.	346,430	32,044,775
Nasdaq, Inc.	432,989	36,756,436
		90,965,298
Chemicals - 1.0%
Sherwin-Williams Co.	164,781	52,820,550
Communications Equipment - 1.2%
Arista Networks, Inc. (A)	549,509	67,468,715
Consumer Finance - 0.5%
American Express Co.	79,853	24,153,935
Consumer Staples Distribution & Retail - 2.0%
BJ's Wholesale Club Holdings, Inc. (A)	532,455	52,404,221
Walmart, Inc.	457,434	56,849,898
		109,254,119
Electrical Equipment - 1.1%
GE Vernova, Inc.	69,587	60,742,492
Electronic Equipment, Instruments & Components - 1.6%
Amphenol Corp., Class A	519,427	65,629,601
Coherent Corp. (A)	89,307	21,273,821
		86,903,422
Entertainment - 3.5%
Liberty Media Corp. - Liberty Formula One, Class C (A)	488,379	41,521,983
Netflix, Inc. (A)	1,549,388	148,973,656
		190,495,639
	Shares	Value
COMMON STOCKS (continued)
Financial Services - 3.4%
Mastercard, Inc., Class A	293,366	$ 146,583,255
Visa, Inc., Class A	130,874	39,555,358
		186,138,613
Health Care Equipment & Supplies - 1.1%
Dexcom, Inc. (A)	551,860	34,656,808
Intuitive Surgical, Inc. (A)	59,636	27,491,600
		62,148,408
Health Care Technology - 0.5%
Veeva Systems, Inc., Class A (A)	161,592	28,385,251
Hotels, Restaurants & Leisure - 3.5%
Chipotle Mexican Grill, Inc. (A)	1,104,551	35,356,677
DoorDash, Inc., Class A (A)	304,373	45,701,606
Hilton Worldwide Holdings, Inc.	194,714	59,208,633
Royal Caribbean Cruises Ltd.	183,214	50,416,829
		190,683,745
Interactive Media & Services - 11.4%
Alphabet, Inc., Class A	1,401,654	403,059,624
Meta Platforms, Inc., Class A	383,322	219,310,016
		622,369,640
IT Services - 1.8%
Cloudflare, Inc., Class A (A)	184,015	37,969,655
Shopify, Inc., Class A (A)	333,833	39,599,270
Snowflake, Inc., Class A (A)	119,107	17,963,718
		95,532,643
Machinery - 0.5%
Cummins, Inc.	47,261	25,427,363
Media - 0.4%
EchoStar Corp., Class A (A)(B)	195,470	22,883,673
Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	57,774	11,427,119
Pharmaceuticals - 3.6%
Eli Lilly & Co.	212,239	195,211,065
Semiconductors & Semiconductor Equipment - 21.7%
Advanced Micro Devices, Inc. (A)	305,272	62,101,483
Analog Devices, Inc.	118,196	37,602,875
Broadcom, Inc.	976,672	302,289,751
KLA Corp.	63,151	92,984,164
Micron Technology, Inc.	69,976	23,640,692
NVIDIA Corp.	3,810,392	664,532,365
		1,183,151,330
Software - 12.8%
AppLovin Corp., Class A (A)	74,543	29,668,114
Cadence Design Systems, Inc. (A)	124,006	34,457,547
Intuit, Inc.	87,962	38,033,010
Microsoft Corp.	927,480	343,325,272
Oracle Corp.	462,168	67,989,534
Palantir Technologies, Inc., Class A (A)	532,488	77,892,345
Palo Alto Networks, Inc. (A)	338,535	54,273,931
Transamerica Series Trust

Transamerica WMC US Growth VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Software (continued)
PTC, Inc. (A)	232,980	$ 33,197,320
Samsara, Inc., Class A (A)	541,221	17,151,293
		695,988,366
Specialty Retail - 2.5%
Lowe's Cos., Inc.	262,453	62,012,395
O'Reilly Automotive, Inc. (A)	511,040	47,174,103
Wayfair, Inc., Class A (A)	338,840	25,484,156
		134,670,654
Technology Hardware, Storage & Peripherals - 9.4%
Apple, Inc.	2,018,952	512,389,828
Trading Companies & Distributors - 0.8%
Ferguson Enterprises, Inc.	192,881	44,991,422
Total Common Stocks (Cost $3,773,765,522)		5,445,309,605

Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp.,
1.35% (C), dated 03/31/2026, to be
repurchased at $19,212,575 on 04/01/2026.
Collateralized by a U.S. Government
Obligation, 3.75%, due 06/30/2027, and
with a value of $19,596,219.
$ 19,211,855	$ 19,211,855
Total Repurchase Agreement (Cost $19,211,855)	19,211,855
Total Investments (Cost $3,792,977,377)	5,464,521,460
Net Other Assets (Liabilities) - (0.3)%	(18,126,476)
Net Assets - 100.0%	$ 5,446,394,984
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$5,445,309,605	$—	$—	$5,445,309,605
Repurchase Agreement	—	19,211,855	—	19,211,855
Total Investments	$5,445,309,605	$19,211,855	$—	$5,464,521,460
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $2,286,611, collateralized by non-cash collateral, such as U.S.
government securities of $2,334,074. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at March 31, 2026.
(D)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust

Transamerica WMC US Growth VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica WMC US Growth VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust